Fees Summary	Nov. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	11,482.50
Total Offset Amount	0.00
Net Fee	$ 11,482.50